Fair Value Measurements - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fair Value Measurements
Deferred debt issuance cost	$ 6,200	$ 6,300
Restricted cash	0	0
Transfers amount Fair value assets level 1 to level 2	$ 0	$ 0
Interest rate swap contracts
Fair Value Measurements
Weighted average remaining terms	2 years	2 years 8 months 12 days
Interest rate swap contracts | Minimum
Fair Value Measurements
Notional amount per contract	$ 2,600	$ 3,600
Fixed interest rate	0.71%	0.71%
Interest rate swap contracts | Maximum
Fair Value Measurements
Notional amount per contract	$ 30,700	$ 33,600
Fixed interest rate	2.90%	2.90%